SUMMARY OF WARRANT ACTIVITY (Details) (Parenthetical) - shares		6 Months Ended	12 Months Ended
	Mar. 03, 2025	Dec. 31, 2025	Jun. 30, 2025	[1]	Jun. 30, 2024
WarrantsLineItems [Line Items]
Number of warrants cancelled
Series A Warrants [Member]
WarrantsLineItems [Line Items]
Number of warrants cancelled	0.0002
Series B Warrants [Member]
WarrantsLineItems [Line Items]
Number of warrants cancelled	0.0003
Series C Warrants [Member]
WarrantsLineItems [Line Items]
Number of warrants cancelled	0.0008

[1]	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).